Earnings per equity share	12 Months Ended
Mar. 31, 2017
Earnings per equity share

29. Earnings per equity share

A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOPs with average outstanding balance of 28.4 million and nil were excluded from the calculation of diluted earnings per share for the years ended March 31, 2016 and March 31, 2017, respectively, as these were anti-dilutive.

	As of March 31,
	2015	2016	2017
Weighted average number of equity shares used in computing basic earnings per equity share	2,423,777,245	2,517,429,120	2,544,333,609
Effect of potential equity shares for stock options outstanding	23,563,558	27,938,561	31,017,917

Weighted average number of equity shares used in computing diluted earnings per equity share	2,447,340,803	2,545,367,681	2,575,351,526

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2015		2016		2017		2017
Basic earnings per share	Rs.	40.94	Rs.	46.84	Rs.	55.23	US$	0.85
Effect of potential equity shares for stock options outstanding		0.39		0.51		0.66		0.01

Diluted earnings per share	Rs.	40.55	Rs.	46.33	Rs.	54.57	US$	0.84

Basic earnings per ADS	Rs.	122.82	Rs.	140.52	Rs.	165.69	US$	2.55
Effect of potential equity shares for stock options outstanding		1.17		1.53		1.98		0.03

Diluted earnings per ADS	Rs.	121.65	Rs.	138.99	Rs.	163.71	US$	2.52

Dividends

Any dividends declared by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer 25% of its Indian GAAP profit after tax to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2017 cannot exceed 35% of net income of Rs. 145,496.4 million as calculated under Indian GAAP. Accordingly, the net income reported in these financial statements may not be fully distributable in that year. Dividends declared for the years ended March 31, 2015, March 31, 2016 and March 31, 2017 were Rs. 8.00, Rs. 9.50 and Rs. 11.0 per equity share, respectively.